Fair Value Measurements	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following tables present information about the Company’s assets that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,070,699	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$7,285,410	$—	$—
Derivative warrant liabilities — private warrants	$—	$—	$7,240,850
December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,017,782	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$—	$—	$6,762,630
Derivative warrant liabilities — private warrants	$—	$—	$6,705,000
The remainder of the balance in Investments held in Trust Account is comprised of cash equivalents. Level 1 instruments include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in January 2021, when the Public Warrants were separately listed and traded.
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and Black-Scholes calculations. Subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants, a Level 1 measurement, since January 2021. For the period ended March 31, 2021, the Company recognized a charge to the unaudited condensed consolidated statement of operations resulting from an increase in the fair value of liabilities of approximately $1.1 million presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed consolidated statement of
operations.
The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Stock price	$10.01	$9.98
Volatility	22.1%	23.5%
Expected life of the options to convert	5.23	5.47
Risk-free rate	0.97%	0.43%
Dividend yield	—	—
The change in the fair value of the derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at Januar y 1, 202 1	$13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	1,058,630
Level 3 — Derivative warrant liabilities at March 31, 2021	$7,240,850

Note 10 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,017,782	$—	$—

Liabilities:
Derivative warrant liabilities — Public Warrants	$—	$—	$6,762,630
Derivative warrant liabilities — Private Warrants	$—	$—	$6,705,000
The remainder of the balance in Investments held in Trust Account is comprised of cash equivalents. Level 1 instruments include investments in cash, money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for the period from October 2, 2020 (inception) through December 31, 2020.
The changes in Level 3 liability measured at fair value for the period ended December 31, 2020 was solely due to the change in the fair value of the stock warrant liability reflected on the statement of operations. Both observable and unobservable inputs were used to determine the fair value of positions that the Company has classified within the Level 3 category. Unrealized gains and losses associated with liabilities within the Level 3 category include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long- dated volatilities) inputs.
The warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within derivative warrants liability on the balance sheet. The warrants liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative warrants liability in the statement of operations.
The Company utilizes a binomial Monte-Carlo simulation to estimate the fair value of the warrants at each reporting period, with changes in fair value recognized in the statement of operations. The Company recognized $12,601,580 for the derivative warrant liabilities upon their issuance on November 18, 2020. For the period from October 2, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of approximately $866,000 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.
The estimated fair value of the derivative warrant liabilities is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the historical volatility of select peer company’s traded common stock warrants that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of November 18, 2020	As of December 31, 2020
Stock price	$9.72	$9.98
Volatility	23.20%	23.50%
Expected life of the options to convert	5.6	5.5
Risk-free rate	0.47%	0.43%
Dividend yield	—	—